Stock-based compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation
10.	Stock-based compensation
Equity Plans
2020 Equity Incentive Plan
In April 2020, the Board of Directors of
D-Wave
Systems approved the 2020 Equity Incentive Plan (the “2020 Plan”) which provides for the grant of qualified incentive stock options (“ISO”) and nonqualified stock options (“NSO”), restricted stock, restricted stock units (“RSU”) or other awards to the Company’s employees, officers, directors, advisors, and outside consultants. After the closing of the Business Combination effective August 5, 2022, no additional awards were issued under the 2020 Plan. Awards outstanding under the 2020 Plan will continue to be governed by such plan; however, the Company will not grant any further awards under the 2020 Plan. Stock options granted under the 2020 Plan will be converted applying the Conversion Ratio to the underlying common stock at the exercise date.
2022 Equity Incentive Plan
In connection with the Business Combination (Note 3), the shareholders approved the
D-Wave
Quantum Inc. 2022 Equity Incentive Plan (the “2022 Plan”) on August 5, 2022, which became effective immediately upon the closing of the Business Combination. The 2022 Plan provides for the grant of ISOs, NSOs, stock appreciation rights, restricted stock awards (“RSA”), restricted stock unit awards, performance awards and other forms of awards to employees, directors and consultants, including employees and consultants of Company’s affiliates. The aggregate number of Common Shares reserved for future issuance under the 2022 Plan is 16,965,849 shares as of September 30, 2022. The number of shares reserved for issuance under the 2022 Plan will automatically increase on January 1st of each year for a period of nine years commencing on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to 5% of the fully-diluted Common Shares outstanding on December 31 of the preceding year; provided, however, that the Board of Directors of the Company may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of Common Shares.

Stock option valuation
The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option.

•
Risk-Free Interest Rate
. The Company estimates its risk-free interest rate by using the yield on actively traded non-inflation-indexed
U.S. treasury securities with contract maturities equal to the expected term.

•
Expected Term
. The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Company has estimated the expected term of its employee awards using the SAB Topic 14 Simplified Method allowed by the FASB and SEC, for calculating expected term as it has limited historical exercise data to provide a reasonable basis upon which to otherwise estimate expected term. Certain of the Company’s options began vesting prior to the grant date, in which case the Company uses the remaining vesting term at the grant date in the expected term calculation.

•
Expected Volatility
. As the Company was privately held and there was no public market for its common stock prior to the Business Combination, the expected volatility is based on the average historical stock price volatility of comparable publicly-traded companies in its industry peer group, financial, and market capitalization data.

•	Expected Dividend Yield . The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

•
Fair Value of Underlying Common Stock
. Because the Company’s common stock was not yet publicly traded on the date of the grant, the Company must estimate the fair value of common stock prior to the Business Combination. The Board of Directors considers numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the
D-Wave
Systems’ previously convertible redeemable preferred stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

There were 1,500,081 stock options granted under the 2022 Plan and 4,341,966 stock options granted under the 2020 Plan during the nine months ended September 30, 2022 and 2021, respectively. The assumptions used to estimate the fair value of stock options granted during the nine months ended September 30, 2022 and 2021 are as follows:

	Nine months ended September 30,
	2022	2021
Expected dividend yield	—	—
Expected volatility	70.6%	56.3%
Expected term (years)	6.1	6.1
Risk-free interest rate	3.0%	0.9%

Common stock option activity
The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):

	Number of options outstanding	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Balance as of December 31, 2021	16,336,134	$0.81	8.55	$80,179
Granted	1,500,081	10.07
Exercised	(174,378)	0.81
Forfeited	(944,087)	0.81
Expired	(28,981)	0.81

Balance as of September 30, 2022	16,688,769	$1.64	6.96	$74,546

Exercisable as of September 30, 2022	12,128,516	$0.84	6.20	$59,344

The aggregate intrinsic value of stock options was calculated as the difference between the exercise price of the stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.
The weighted average grant date fair values per share of stock options granted during the nine months ended September 30, 2022 was $3.1. The weighted average grant date fair values per share of stock options granted during the nine months ended September 30, 2021 was $0.36.
The total fair values of the stock options vested during the nine months ended September 30, 2022 and 2021 was $6,564,103 and $812,329 respectively.
Common stock warrants
On April 14, 2022, 617,972 common stock warrants of
D-Wave
Systems with an exercise price of $1.75 expired. As of September 30, 2022 there are no common stock warrants outstanding.
Preferred stock warrants
The Company did not record any movements during the nine months ended September 30, 2022.
As of September 30, 2022, the following preferred stock warrants of
D-Wave
Systems were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	3,247,637	$1.92	29-Nov-26	1,299,055

Total, September 30, 2022	3,247,637	$1.92		1,299,055

As a result of the Business Combination and as per the Transaction Agreement, the preferred stock warrants of
D-Wave
Systems noted above are exercisable for up to 2,889,282 Common Shares, which amount is equal to the number of warrants multiplied by the Conversion Ratio (see Note 11).
Stock-based compensation
The following table summarizes the stock-based compensation expense classified in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three months ended September 30,
	2022	2021
Research and development	$329	$63
General and administrative	1,640	105
Sales and marketing	58	57

Total stock-based compensation	$2,027	$225

	Nine months ended September 30,
	2022	2021
Research and development	$539	$150
General and administrative	2,909	278
Sales and marketing	247	127

Total stock-based compensation	$3,695	$555

D-Wave Systems Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation
12.	Stock-based compensation
In connection with a transaction between entities under common control by which the Company became the reporting entity in April 2020, the Board of Directors approved the 2020 Equity Incentive Plan (the “New Plan”) by which options granted under the New Plan were presenting similar commercial terms of the options granted under the
D-Wave
December 2013 Amended and Restated Equity Incentive Plan. In the accompanying consolidated financial statements and notes, options issued under previous stock option plans and respective compensation expenses are retrospectively presented as if such options had been issued and outstanding under the 2020 Equity Incentive Plan for all periods during which the previous reporting entity was under common control.
Options granted under the Plan generally vest over four years with a one-year
cliff. Upon the first anniversary of the vesting start date, 25% of the options vest; the remaining 75% of the options vest in 36 equal monthly installments following the first anniversary of the vesting start date, provided the option holder continues to have a full-time active employment or service relationship with the Company on each vesting date. The options expire on the 10th anniversary of the grant date. As of December 31, 2021 and 2020, 16,336,134 and 12,654,807 options granted under the Plan remained outstanding, respectively.
Stock option valuation
The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option.

•
Risk-Free Interest Rate
. The Company estimates its risk-free interest rate by using the yield on actively traded non-inflation-indexed
U.S. treasury securities with contract maturities equal to the expected term.

•
Expected Term
. The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Company has estimated the expected term of its employee awards using the SAB Topic 14 Simplified Method allowed by the FASB and SEC, for calculating expected term as it has limited historical exercise data to provide a reasonable basis upon which to otherwise estimate expected term. Certain of the Company’s options began vesting prior to the grant date, in which case the Company uses the remaining vesting term at the grant date in the expected term calculation.

•
Expected Volatility
. As the Company is privately held and there has been no public market for its common stock to date, the expected volatility is based on the average historical stock price volatility of comparable publicly-traded companies in its industry peer group, financial, and market capitalization data.

•	Expected dividend Yield . The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

•	Fair Value of Underlying Common Stock . Because the Company’s common stock is not yet publicly traded, the Company must estimate the fair value of common stock. The Board of Directors considers numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s Convertible Redeemable Preferred Stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

The assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2021 and 2020 are as follows:

	Years ended December 31,
	2021	2020
Expected dividend yield	0%	0%
Expected volatility	56%	45%
Expected term (years)	8.53	9.41
Risk-free interest rate	0.87%	0.43%
Common stock option activity
The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):

	Number of options outstanding	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Balance as of December 31, 2020	12,654,807	0.81	9.38	—
D-Wave options granted	4,369,866	0.82	—	—
D-Wave options exercised	(105,203)	0.81	—	—
D-Wave options forfeited	(171,204)	0.81	—	—
D-Wave options expired	(412,132)	0.81	—	—

Balance as of December 31, 2021	16,336,134	0.81	8.55	80,179

Options unvested as of December 31, 2021	6,943,273	0.81	8.53	77,423

Options exercisable as of December 31, 2021	9,392,861	0.81	8.20	46,116

The aggregate intrinsic value of stock options was calculated as the difference between the exercise price of the stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.
The weighted average grant date fair values per share of stock options granted during the years ended December 31, 2021 and 2020 were $1.99 and $0.35, respectively.
The total fair values of the stock options vested during the years ended December 31, 2021 and 2020 were $1,733,745 and $1,035,000, respectively.
Common stock warrants
A continuity of the Company’s United States dollar common stock warrants issued and outstanding is as follows:

	Number of common stock warrants	Weighted average exercise price ($)	Number of preferred stock warrants	Weighted average exercise price ($)
Balance as of December 31, 2020	617,972	1.75	3,247,637	1.92

Granted during the period	—	—	—	—
Expired during the period	—	—	—	—
Exercised during the period	—	—	—	—

Balance as of December 31, 2021	617,972	1.75	3,247,637	1.92

The Company did not record any movements during the year ended December 31, 2021.
As of December 31, 2021, the following United States dollar common stock warrants were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	617,972	$1.75	14-April-22	617,972

Total, December 31, 2021	617,972	$1.75		617,972

As of December 31, 2021, the following United States dollar preferred stock warrants were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	3,247,637	$1.92	29-Nov-26	1,299,055

Total, December 31, 2021	3,247,637	$1.92		1,299,055

Stock-based compensation
The following table summarizes the stock-based compensation expense classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Years ended December 31,
	2021	2020
Research and development	$338	$1,513
General and administrative	1,164	1,346
Sales and marketing	237	130

Total stock-based compensation	$1,739	$2,989